Employee Benefit Plans (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Actuarial losses to be amortized in the net periodic pension cost	$ 354,201,000	$ 438,128,000	$ 222,967,000	$ 287,956,000
Pre-tax changes recognized in Other Comprehensive Income (AOCI) [Abstract]
Actuarial (gain) loss for the year	(29,278,000)	253,969,000	(44,118,000)
Other adjustments pensions pre tax			563,000
Amortization of unrealized losses	(34,623,000)	(17,147,000)	(25,418,000)
Foreign currency translation adjustment	(19,147,000)	$ (21,661,000)	$ 3,984,000
Adjustments related to pensions ending balance	$ (879,000)
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	6.00%	6000.00%	6.00%
Rate of compensation increase	3.28%	3290.00%	3320.00%
Components Of Net Periodic Benefit Cost [Abstract]
Expected return on plan assets	$ 16,403,000	$ 16,169,000	$ 13,638,000
Amortization of unrealized losses	34,623,000	17,147,000	25,418,000
Net periodic benefit costs	$ 70,939,000	$ 49,108,000	$ 54,539,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.23%	4.55%	4.14%
Expected return on plan assets	6.00%	6.00%	6.00%
Rate of compensation increase	3.28%	3.29%	3.32%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2015	$ 22,511,000
2016	24,127,000
2017	25,575,000
2018	27,462,000
2019	29,621,000
2020 - 2024	$ 178,189,000